Basis of Preparation (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Exchange Rate Translate		$ 1.302
Exchange rates	$ 1.362	$ 1.3269	$ 1.362